STOCK-BASED COMPENSATION - Options valuation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation assumptions
Dividend yield	0.00%
Stock options
Valuation assumptions
Risk-free interest rate	0.93%	0.42%
Volatility	64.00%	66.00%
Dividend yield	0.00%	0.00%
Expected term	6 years 10 days	6 years 7 days